RELATED PARTY TRANSACTIONS (Details Narrative) - Titan Trucking LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Stock issued	$ 4,505,646
Additional contribution paid	517,500
Subscription receivable in exchange for equity	$ 200,000